FLAHERTY & CRUMRINE PREFERRED INCOME FUND

Dear Shareholder:

     The Flaherty & Crumrine Preferred Income Fund ("PFD") produced a total return on Net Asset Value ("NAV") of 2.6%(1) during the three month period ending August 31, 2004. Since the beginning of the fiscal year on December 1, 2003, the total return on NAV has been 3.9%.

     The NAV returns are consistent with our expectations for how the Fund should perform during periods of volatile long-term interest rates. As can be seen from the chart below, the yield on the 30 year U.S. Treasury bond has changed direction in each of the first three fiscal quarters of 2004 (changes in the value of the Fund's assets and hedge positions are closely correlated to the performance of this bond). The decline in rates during the first fiscal quarter contributed to strong returns for the period. The subsequent jump in rates during the second fiscal quarter resulted in negative returns for the period, as the Fund's hedges only partially offset the drop in value of the Fund's investment portfolio.

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

--------------------------------------------------------------------------------
                     YIELD ON LONG-TERM U.S. TREASURY BOND

DATE      YIELD
12/01/03  5.155%
12/05/03  5.047%
12/12/03  5.090%
12/19/03  4.959%
12/26/03  4.969%
01/02/04  5.170%
01/09/04  4.964%
01/16/04  4.892%
01/23/04  4.938%
01/30/04  4.965%
02/06/04  4.928%
02/13/04  4.916%
02/20/04  4.954%
02/27/04  4.855%
03/05/04  4.743%
03/12/04  4.707%
03/19/04  4.718%
03/26/04  4.771%
04/02/04  4.972%
04/09/04  5.028%
04/16/04  5.174%
04/23/04  5.246%
04/30/04  5.281%
05/07/04  5.462%
05/14/04  5.500%
05/21/04  5.460%
05/28/04  5.345%
06/04/04  5.461%
06/11/04  5.474%
06/18/04  5.374%
06/25/04  5.336%
07/02/04  5.205%
07/09/04  5.213%
07/16/04  5.121%
07/23/04  5.171%
07/30/04  5.203%
08/06/04  5.034%
08/13/04  5.008%
08/20/04  5.027%
08/27/04  5.016%
08/31/04  4.935%
--------------------------------------------------------------------------------

     As we began the most recent fiscal quarter, the Fund's hedge positions had appreciated significantly and were offsetting changes in value of the preferred portfolio almost dollar-for-dollar. Following the weakness in March and April we were unwilling to risk further declines in NAV, so we maintained the existing hedge position. If interest rates had continued to rise, the NAV of the Fund should have remained reasonably stable. That is exactly how the Fund's safety net hedging strategy is intended to work!

     Shortly after the start of the third quarter, long-term interest rates reversed course and began a steady DECLINE, despite the fact that the Federal Reserve began INCREASING short-term rates in June (for a more detailed discussion of the economic conditions driving interest rates, see the "3rd Quarter Economic Update" on the Fund's website: WWW.PREFERREDINCOME.COM). As expected, the Fund's preferred securities appreciated throughout the period, while the hedge fell in value, dragging down overall performance. Initially this drag was substantial, but it lessened as rates continued to fall.

     The Fund also benefited from a modest, favorable move in the relationship between the Fund's preferred securities and U.S. Treasuries. Simply stated, the price of our preferreds rose by more than the price of corresponding Treasury bonds during the quarter. This was the opposite of conditions in the previous quarter.

--------------------------
(1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice.

     NAV investment performance is comprised of principal change and income. The discussion to this point has focused on factors that impact the principal change. Let's turn to the other component of performance -- income. The Fund's investment portfolio continues to produce sufficient amounts of dividend and interest income to support the current monthly dividend. There are, however, some warning flags on the horizon.

     The Federal Reserve's present policy of raising short-term interest rates directly affects the Fund by increasing the cost of its leverage. The Fed's policy has been in place for some time now, and we have factored it into our management strategy. However, changes in long-term interest rates and the resulting impact on income are more difficult to plan for. If long-term interest rates rise, the Fund's hedges should appreciate and enable the Fund to purchase additional income-producing securities; this additional income should tend to offset the higher leverage expense.

     Things get more challenging if long-term rates decline. This so-called "bull flattening" scenario (short-term rates rise while long-term rates decline), initially puts a strain on distributable income. Once again, the cost of LEVERAGE goes up along with higher short-term rates, but now the income generated by the investment portfolio may at some point actually fall if issuers retire older preferred securities with relatively high coupons and replace them with new issues that pay a lower rate (the issuer is analogous to a homeowner refinancing a mortgage when interest rates drop).

     Fortunately, there is a bright side to this scenario -- as the yield curve flattens, the cost of the Fund's HEDGING strategy falls. The mathematics behind this are fairly complicated, but the concept is quite simple. Hedging a long-term security creates a package that closely resembles a short-term security. The market imposes a "charge" for this transformation, the amount of which is closely tied to the difference between long-term and short-term interest rates. The larger the difference, the more expensive it is to hedge. Therefore, the cost of hedging declines when the yield curve flattens and the interest rate differential shrinks. The benefits to the Fund don't materialize immediately, but they can be significant over time.

     Changes in investment income, leverage expense and the cost of hedging (as well as other factors like realized gains or losses) mean that setting the dividend rate entails both science and art. We carefully monitor all of these moving parts, and do our best to set a rate that is sustainable under current market conditions.

     Readers will notice some changes to the appearance of the information that follows. These changes are in accordance with recent changes to the SEC rules on shareholder reporting. The biggest change is the inclusion of a complete listing of the investment portfolio (previous reports for the Fund's first and third fiscal quarters did not include a portfolio listing). In addition, we've included a page entitled "Portfolio Overview" that contains a number of schedules summarizing important measures of the Fund's investments.

     We hope you will also continue to visit the Fund's web site at WWW.PREFERREDINCOME.COM where a broad range of information about the Fund is updated regularly. We also encourage you to visit WWW.PREFERREDSTOCKGUIDE.COM. It contains useful information about most of the issues that make up the preferred securities universe.

           Sincerely,

           /S/ DONALD F. CRUMRINE                        /S/ROBERT M. ETTINGER

           Donald F. Crumrine                            Robert M. Ettinger
           Chairman of the Board                         President

October 11, 2004

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OVERVIEW
AUGUST 31, 2004
-----------------------------------------------------

FUND STATISTICS ON 8/31/04
--------------------------------------------
Net Asset Value               $      15.56

Market Price                  $      17.90

Premium/Discount                     15.04%

Yield on Market Price                 6.37%

Common Shares
Outstanding                     10,243,165




MOODY'S RATINGS             % OF PORTFOLIO
--------------------------------------------
AAA                                   0.6%

AA                                    5.6%

A                                    28.2%

BBB                                  43.2%

BB                                   15.8%

Not Rated                             5.3%
--------------------------------------------
Below Investment Grade*              15.0%

* BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
  S&P


                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


INDUSTRY CATEGORIES         % OF PORTFOLIO
--------------------------------------------
Utilities                45%
Banks                    28%
Financial Services       11%
Insurance                 9%
Oil and Gas               4%
Other                     3%


TOP 10 HOLDINGS BY ISSUER   % OF PORTFOLIO
--------------------------------------------
J.P. Morgan Chase                    6.5%

Lehman Brothers                      5.2%

Interstate Power                     5.1%

Citigroup                            4.8%

GreenPoint Financial                 3.8%

Zurich RegCaPS                       3.7%

Duke Energy                          3.7%

ABN AMRO                             3.4%

Alabama Power                        3.4%

SLM Corporation                      2.9%

                                                                                    % OF PORTFOLIO**
----------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                            76%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)        76%

----------------------------------------------------------------------------------------------------
** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX  CATEGORIZATION  OF FUND DISTRIBUTIONS.
   THESE  PERCENTAGES CAN, AND DO, CHANGE,  PERHAPS  SIGNIFICANTLY, DEPENDING  ON MARKET  CONDITIONS.
   INVESTORS  SHOULD  CONSULT  THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty &Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
-----------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- 93.6%
               BANKING -- 28.4%
--------------------------------------------------------------------------------------------------------------------
               ABN AMRO North America, Inc.:
       3,625     6.46% Pfd., 144A*** ..........................................................    $      3,806,014*
       4,000     6.59% Pfd., 144A*** ..........................................................           4,253,260*
         400   BancWest Capital I, 9.50% Pfd. 12/01/30 ........................................              10,814(1)
    $750,000   Barnett Capital II, 7.95% 12/01/26 Capital Security ............................             839,580
  $1,500,000   BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security ................           1,673,865(1)
               Citigroup, Inc.:
     128,927     5.864% Pfd., Series M ........................................................           6,561,095*
       9,876     6.213% Pfd., Series G ........................................................             516,811*
      51,500     6.231% Pfd., Series H ........................................................           2,715,080*
      31,850     6.365% Pfd., Series F ........................................................           1,683,432*
               Cobank, ACB:
      50,000     7.00% Pfd., 144A*** ..........................................................           2,708,250*
      75,000     Adj. Rate Pfd., 144A*** ......................................................           4,228,125*
    $500,000   Comerica (Imperial) Capital Trust I, 9.98% 12/31/26 Capital Security, Series B .             610,860
  $2,250,000   First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B ...........           2,577,128(1)
  $1,500,000   First Union Capital II, 7.95% 11/15/29 Capital Security ........................           1,830,900
    $906,000   First Union Institutional Capital I, 8.04% 12/01/26 Capital Security ...........           1,016,156
  $1,820,000   First Union Institutional Capital II, 7.85% 01/01/27 Capital Security ..........           2,020,500
  $7,820,000   GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ....................           9,025,961
      34,200   HSBC USA, Inc., $2.8575 Pfd. ...................................................           1,771,218*
               J.P. Morgan Chase & Co.:
      37,500     6.625% Pfd., Series H ........................................................           1,999,875*
     147,775     Series A, Adj. Rate Pfd. .....................................................          13,595,300*
    $270,000   Keycorp Institutional Capital B, 8.25% 12/15/26 Capital Security ...............             304,241
    $674,000   NB Capital Trust II, 7.83% 12/15/26 Capital Security ...........................             749,549
      16,500   Regions Financial Trust I, 8.00% Pfd. ..........................................             447,810
  $2,635,000   Republic New York Capital II, 7.53% 12/04/26 Capital Security ..................           2,875,655(1)
       7,500   Wachovia Preferred Funding, 7.25% Pfd. Series A ................................             207,825
-------------------------------------------------------------------------------------------------------------------
                                                                                                         68,029,304
                                                                                                   ----------------
               FINANCIAL SERVICES -- 10.8%
--------------------------------------------------------------------------------------------------------------------
               The Bear Stearns Companies Inc.:
      63,100     5.49% Pfd., Series G .........................................................           3,018,704*
      62,540     5.72% Pfd., Series F .........................................................           3,152,328*
       6,975   Freddie Mac, 5.00% Pfd., Series F ..............................................             310,841*

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
                          ------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- 93.6%
               FINANCIAL SERVICES -- (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
               Lehman Brothers Holdings, Inc.:
      85,400     5.67% Pfd., Series D .........................................................    $      4,130,371*
     154,475     5.94% Pfd., Series C .........................................................           7,696,717*
      20,000     6.50% Pfd., Series F .........................................................             521,300*
     123,805   SLM Corporation, 6.97% Pfd., Series A ..........................................           6,950,413*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         25,780,674
                                                                                                   ----------------
               INSURANCE -- 7.8%
--------------------------------------------------------------------------------------------------------------------
      21,000   Everest Re Capital Trust II, 6.20% Pfd. Series B ...............................             500,745(1)
  $5,150,000   MMI Capital Trust I, 7.625% 12/15/27 Capital Security, Series B ................           5,584,351
          18   Premium Assets, Series A, Zurich RegCaPS Variable Inverse Pfd., Pvt. ...........           1,996,798*
  $4,000,000   Provident Financing Trust I, 7.405% 03/15/38 Capital Security ..................           3,584,280
       7,000   St. Paul Capital Trust I, 7.60% Pfd. ...........................................             185,150
               Zurich RegCaPS Funding Trust:
       4,250     6.01% Pfd., 144A*** ..........................................................           4,315,875*
       2,450     6.58% Pfd., Pvt., 144A*** ....................................................           2,538,519*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         18,705,718
                                                                                                   ----------------
               UTILITIES -- 40.3%
--------------------------------------------------------------------------------------------------------------------
               Alabama Power Company:
         300     4.52% Pfd. ...................................................................              26,463*
       5,734     4.72% Pfd. ...................................................................             528,187*
      34,100     5.20% Pfd. ...................................................................             825,902*
     275,000     5.30% Pfd. ...................................................................           6,635,750*
       2,049   Appalachian Power Company, 5.92% Sinking Fund Pfd. .............................             206,047*
      26,125   Avista Corporation, $6.95 Sinking Fund Pfd., Series K ..........................           2,618,247*
      10,000   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ......................           1,047,800*
      10,100   Boston Edison Company, 4.78% Pfd. ..............................................             952,733*
               Central Hudson Gas & Electric Corporation:
       5,000     4.35% Pfd., Series D, Pvt. ...................................................             403,625*
         900     4.96% Pfd., Series E, Pvt. ...................................................              82,102*
      10,000   Central Illinois Light Company, 4.64% Pfd. .....................................             898,550*
      11,000   Central Illinois Public Service Corporation, 4.90% Pfd. ........................           1,043,020*
      22,239   Central Vermont Public Service Corporation, 8.30% Pvt. Sinking Fund Pfd. .......           2,314,302*
               Connecticut Light & Power Company:
         700     4.50% Pfd., Pvt. .............................................................              26,226*
       9,300     5.28% Pfd. ...................................................................             445,610*
       1,905     6.56% Pfd., Series 1968 ......................................................              98,698*
      15,778     $3.24 Pfd. ...................................................................             825,663*
       2,100   Consolidated Edison Company of New York, 4.65% Pfd., Series C ..................             193,526*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
               Duke Energy Corporation:
       4,556     4.50% Pfd., Series C, Pvt. ...................................................    $        387,533*
      26,851     6.75%, Sinking Fund Pfd, Series X ............................................           2,791,967*
         519     7.04% Pfd., Series Y .........................................................              53,602*
      30,762     7.85% Pfd., Series S .........................................................           3,190,788*
               Duquesne Light Company:
       7,675     4.10% Pfd. ...................................................................             266,706*
       6,330     4.15% Pfd. ...................................................................             222,626*
         910     4.20% Pfd. ...................................................................              32,391*
      25,775     6.50% Pfd. ...................................................................           1,326,897*
       5,490     $2.10 Pfd. Series A ..........................................................             195,417*
       5,000   Energy East Capital Trust I, 8.25% Pfd. ........................................             133,175
               Entergy Arkansas, Inc.:
       5,407     7.32% Pfd. ...................................................................             564,896*
      11,350     7.40% Pfd. ...................................................................           1,181,819*
       5,030     7.80% Pfd. ...................................................................             526,515*
       3,822     7.88% Pfd. ...................................................................             399,189*
      30,266     $1.96 Pfd. ...................................................................             757,407*
       4,555   Entergy Gulf States, Inc., 7.56% Pfd. ..........................................             464,132*
               Entergy Louisiana, Inc.:
         260     7.84% Pfd. ...................................................................              27,208*
     106,138     8.00% Pfd., Series 92 ........................................................           2,678,923*
       8,600   Entergy Mississippi, Inc., 7.44% Pfd. ..........................................             891,863*
      10,800   Enterprise Capital Trust I, 7.44% Pfd., Series A ...............................             272,106
               Florida Power Company:
      17,769     4.58% Pfd. ...................................................................           1,541,283*
       5,157     4.60% Pfd. ...................................................................             447,112*
      18,535     4.75% Pfd. ...................................................................           1,659,346*
         170   Florida Power & Light Company, 4.50% Pfd., Series A, Pvt. ......................              15,262*
      50,000   Georgia Power Capital Trust V, 7.125% Pfd. .....................................           1,345,500
       2,010   Great Plains Energy, Inc., 4.50% Pfd. ..........................................             157,021*
      55,000   HECO Capital Trust III, 6.50% Pfd. .............................................           1,406,350
  $3,500,000   Houston Light & Power, Capital Trust II, 8.257%, 02/01/37 Capital Security .....           3,695,860
       2,717   Idaho Power Company, 7.68% Pfd., Series 1 ......................................             281,019*
       8,000   Indiana Michigan Power Company, 6.875% Sinking Fund Pfd. .......................             797,320*
      32,650   Indianapolis Power & Light Company, 5.65% Pfd. .................................           2,952,376*
     384,000   Interstate Power & Light Company, 8.375% Pfd., Series B ........................          12,226,560*
      14,250   Narragansett Electric Company, 4.64% Pfd. ......................................             630,491*

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
                          ------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
               Northern Indiana Public Service Company:
       3,905     7.44% Pfd. ...................................................................    $        399,521*
       7,465     Series A, Adj. Rate Pfd. .....................................................             384,634*
       6,170   Ohio Edison Company, 4.44% Pfd. ................................................             479,995*
       1,724   Ohio Power Company, 5.90% Sinking Fund Pfd. ....................................             172,460*
               Pacific Enterprises:
      27,430     $4.50 Pfd. ...................................................................           2,276,141*
      10,000     $4.75 Pfd., Series 53 ........................................................             875,900*
               PacifiCorp:
         200     5.40% Pfd. ...................................................................              20,197*
       1,225     $4.56 Pfd. ...................................................................             104,468*
      14,542     $4.72 Pfd. ...................................................................           1,283,695*
      14,388     $7.48 Sinking Fund Pfd. ......................................................           1,505,848*
       5,000   PECO Energy Company, $4.40 Pfd., Series C ......................................             412,700*
         790   Pennsylvania Power Company, 7.75% Pfd. .........................................              80,256*
      11,194   Portland General Electric, 7.75% Sinking Fund Pfd. .............................           1,163,169*
      19,209   Potomac Electric Power Company, $3.40 Sinking Fund Pfd. ........................             962,083*
       5,000   PPL Electric Utilities Corporation, 6.75% Pfd. .................................             523,125*
      10,000   Public Service Company of New Mexico, 4.58% Pfd., Series 1965 ..................             761,100*
      29,050   REI Trust I, 7.20% Pfd. Series C ...............................................             717,245
               San Diego Gas & Electric Company:
       1,200     4.40% Pfd. ...................................................................              20,490*
         700     4.50% Pfd. ...................................................................              12,226*
      67,000     $1.70 Pfd ....................................................................           1,751,380*
      21,250     $1.7625 Sinking Fund Pfd. ....................................................             550,375*
     100,000   Savannah Electric & Power Company, 6.00% Pfd. ..................................           2,709,000*
               South Carolina Electric & Gas Company:
      25,373     5.125% Purchase Fund Pfd., Pvt. ..............................................           1,336,269*
       6,703     6.00% Purchase Fund Pfd., Pvt. ...............................................             341,920*
      60,000   Southern Union Company, 7.55% Pfd. .............................................           1,641,900*
    $750,000   TXU Electric Capital V, 8.175% 01/30/37 Capital Security .......................             832,931
               TXU US Holdings Company:
      10,000     $4.00 Pfd., Series TES .......................................................             716,400*
       5,700     $4.00 Pfd., Series TPL .......................................................             408,348*
       1,000     $4.84 Pfd. ...................................................................              86,680*
               Union Electric Company:
      14,150     4.56% Pfd. ...................................................................           1,265,647*
       4,000     $7.64 Pfd. ...................................................................             417,880*
      12,500   Virginia Electric & Power Company, $7.05 Pfd. ..................................           1,291,313*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
               Wisconsin Power & Light Company:
       1,220     4.50% Pfd. ...................................................................    $        109,190*
         333     4.80% Pfd. ...................................................................              31,478*
      13,000     6.20% Pfd. ...................................................................           1,335,230*
               Xcel Energy, Inc.:
      16,030     $4.08 Pfd., Series B .........................................................           1,167,385*
      26,200     $4.10 Pfd., Series C .........................................................           1,917,316*
      22,000     $4.11 Pfd., Series D .........................................................           1,599,950*
      17,750     $4.16 Pfd., Series E .........................................................           1,318,026*
      10,000     $4.56 Pfd., Series G .........................................................             813,900*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         96,490,882
                                                                                                   ----------------
               OIL AND GAS -- 4.2%
--------------------------------------------------------------------------------------------------------------------
      17,200   Anadarko Petroleum Corporation, 5.46% Pfd. .....................................           1,726,536*
       7,000   Apache Corporation, 5.68% Pfd., Series B .......................................             714,525*
       5,985   EOG Resources, Inc., 7.195% Pfd., Series B .....................................           6,551,570*
      10,000   Lasmo America Limited, 8.15% Pfd., 144A*** .....................................           1,152,800*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,145,431

                                                                                                   ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 0.4%
--------------------------------------------------------------------------------------------------------------------
      40,000   Regency Centers Corporation, 7.25% Pfd., REIT ..................................           1,011,400
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,011,400

                                                                                                   ----------------
               MISCELLANEOUS INDUSTRIES -- 1.7%
--------------------------------------------------------------------------------------------------------------------
      13,600   E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B ......................           1,176,944*
      36,200   Farmland Industries, Inc., 8.00% Pfd., 144A*** .................................                  --+
      33,250   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A*** .............................           2,764,738*
      26,000   Touch America Holdings, $6.875 Pfd. ............................................                  --+
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,941,682
                                                                                                   ----------------
               TOTAL PREFERRED SECURITIES
                 (Cost $204,148,080) ..........................................................         224,105,091
                                                                                                   ----------------
CORPORATE DEBT SECURITY -- 0.5%
              UTILITIES -- 0.5%
--------------------------------------------------------------------------------------------------------------------
      45,000   Northern States Power Company, 8.00% ...........................................           1,242,000
-------------------------------------------------------------------------------------------------------------------
               TOTAL CORPORATE DEBT SECURITY
                 (Cost $1,107,375) ............................................................           1,242,000
                                                                                                   ----------------

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
                          ------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
COMMON STOCK AND CONVERTIBLE SECURITIES -- 4.9%
               INSURANCE -- 0.7%
--------------------------------------------------------------------------------------------------------------------
      50,000   UnumProvident Corporation, 8.25% Mandatory Convertible, 05/16/06                    $      1,662,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,662,750
                                                                                                   ----------------
               UTILITIES -- 4.2%
--------------------------------------------------------------------------------------------------------------------
     107,500   Duke Energy Corporation                                                                    2,381,662*
     109,500   FPL Group, Inc., 8.50%, Mandatory Convertible, Series A, 02/16/05                          6,305,558
      30,000   TXU Corporation, 8.75%, Mandatory Convertible, 11/16/05                                    1,371,150
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,058,370
                                                                                                   ----------------
               TOTAL COMMON STOCK AND CONVERTIBLE SECURITIES
                 (Cost $11,120,311)                                                                      11,721,120
                                                                                                   ----------------

OPTION CONTRACTS -- 0.1%
       1,450   October Put Options on December U.S. Treasury Bond Futures, Expiring 9/25/04                 146,875+
-------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                 (Cost $1,152,956)                                                                          146,875
                                                                                                   ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
------------------------------------------------------

SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
MONEY MARKET FUND -- 0.6%
   1,557,423   BlackRock Provident Institutional, TempFund ....................................    $      1,557,423
-------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $1,557,423) ............................................................           1,557,423
                                                                                                   ----------------

 TOTAL INVESTMENTS (Cost $219,086,145**) ...........................................       99.7%        238,772,509
 OTHER ASSETS AND LIABILITIES (Net) ................................................        0.3%            727,158
                                                                                      ---------    ----------------
 Total Net Assets Available to Common and Preferred Stock ..........................      100.0%++ $    239,499,667
                                                                                      ---------    ----------------
 MONEY MARKET CUMULATIVE PREFERRED STOCK(TM)(MMP(R)) REDEMPTION VALUE .........................         (80,000,000)
 ACCUMULATED UNDECLARED DISTRIBUTIONS TO MMP(R) ...............................................            (156,298)
                                                                                                   ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ...................................................    $    159,343,369
                                                                                                   ================

-----------------------------
  * Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
 **  Aggregate cost of securities held.
*** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(1)  Foreign issuer.
 +   Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

ABBREVIATIONS:
REIT  -- Real Estate Investment Trust
PFD.  -- Preferred Securities
PVT.  -- Private Placement Securities
         Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                                  FINANCIAL DATA
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                           -------------------------------------

                                                          TOTAL                                         DIVIDEND
                                                        DIVIDENDS       NET ASSET        NYSE         REINVESTMENT
                                                          PAID            VALUE      CLOSING PRICE      PRICE(1)
                                                        ---------       ---------    -------------    ------------
December 31, 2003 - Extra ...........................   $0.0400          $15.90         $18.40           $17.48
December 31, 2003 ...................................    0.0950           15.90          18.40            17.48
January 31, 2004 ....................................    0.0950           16.23          18.35            17.43
February 29, 2004 ...................................    0.0950           16.37          18.97            18.02
March 31, 2004 ......................................    0.0950           16.36          19.62            18.64
April 30, 2004 ......................................    0.0950           15.94          16.11            15.94
May 31, 2004 ........................................    0.0950           15.45          17.62            16.74
June 30, 2004 .......................................    0.0950           15.29          17.03            16.18
July 31, 2004 .......................................    0.0950           15.28          16.78            15.94
August 31, 2004 .....................................    0.0950           15.56          17.90            17.01

--------------------
 (1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

--------------------------------------------------------------------------------
Flaherty  & Crumrine  Preferred Income Fund Incorporated
STATEMENT OF CHANGES IN NET  ASSETS  AVAILABLE TO COMMON STOCK(1)
FOR THE  PERIOD  FROM  DECEMBER  1, 2003 THROUGH AUGUST 31, 2004 (UNAUDITED)
----------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                                           (000'S)
                                                                                                           --------

OPERATIONS:
---------------------------------------------------------------------------------------------------------------------
     Net investment income ........................................................................    $       9,533
     Net realized loss on investments sold during the period ......................................           (1,413)
     Change in net unrealized depreciation of investments held during the period ..................           (1,322)
     Distributions to Money Market Cumulative PreferredTM Stock Shareholders from net
         investment income, including changes in accumulated undeclared distributions .............             (786)
                                                                                                       -------------
         NET INCREASE IN NET ASSETS FROM OPERATIONS ...............................................            6,012

DISTRIBUTIONS:
---------------------------------------------------------------------------------------------------------------------
     Dividends paid from net investment income to Common Stock Shareholders(2) ....................           (9,131)
                                                                                                       -------------
         TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .........................................           (9,131)

FUND SHARES TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------------
     Increase from Common Stock Transactions ......................................................            1,538
                                                                                                       -------------
         NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ..................................            1,538

NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE                                           -------------
     PERIOD .......................................................................................           (1,581)
                                                                                                       =============

NET ASSETS AVAILABLE TO COMMON STOCK:
---------------------------------------------------------------------------------------------------------------------
     Beginning of period ..........................................................................          160,924
     Net decrease during the period ...............................................................           (1,581)
                                                                                                       -------------
     End of period ................................................................................    $     159,343
                                                                                                       =============

--------------------------------------------------------
(1) These tables summarize the nine months ended August 31, 2004 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2003.
(2)  Includes income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                         FINANCIAL HIGHLIGHTS(1)
        FOR THE PERIOD FROM DECEMBER 1, 2003 THROUGH AUGUST 31, 2004 (UNAUDITED)
                           FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
                           -----------------------------------------------------


PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period .........................................................    $     15.85
                                                                                                       -----------
INVESTMENT OPERATIONS:
     Net investment income ........................................................................           0.93
     Net realized loss and unrealized depreciation on investments .................................          (0.25)

DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
     From net investment income (including change in accumulated undeclared
         dividends on MMP(R)*) ....................................................................          (0.08)
     From net realized capital gains ..............................................................             --
                                                                                                       -----------
     Total from investment operations .............................................................           0.60
                                                                                                       -----------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
     From net investment income ...................................................................          (0.89)
     From net realized capital gains ..............................................................             --
                                                                                                       -----------
     Total distributions to Common Shareholders ...................................................          (0.89)
                                                                                                       -----------
     Net asset value, end of period ...............................................................    $     15.56
                                                                                                       ===========
     Market value, end of period ..................................................................    $     17.90
                                                                                                       ===========
     Common shares outstanding, end of period .....................................................     10,243,165
                                                                                                       ===========
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK
     SHAREHOLDERS:
     Net investment income + ......................................................................           7.22%**
     Operating expenses ...........................................................................           1.49%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate ......................................................................             23%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) ...........    $   239,500
     Ratio of operating expenses to total average net assets available to Common and
         Preferred Stock ..........................................................................           0.99%**

(1) These tables summarize the nine months ended August 31, 2004 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2003.
*    Money Market Cumulative Preferred(TM) Stock.
**   Annualized.
***  Not Annualized.
+ The net investment income ratios reflect income net of operating expenses and payments to MMP(R)* Shareholders.
++   Information presented under heading Supplemental Data includes MMP(R)*.

--------------------------------------------------------------------------------

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[BEGIN SIDEBAR]
DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Robert M. Ettinger, CFA
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick, CFA
     Chief Financial Officer,
     Vice President, Treasurer
     and Secretary
   Peter C. Stimes, CFA
     Chief Compliance
     Officer and Vice President
   Bradford S. Stone
     Vice President
   Laurie Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND?
   o If your shares are held in a brokerage
     Account, contact your broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710
THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.
[END SIDEBAR]

                               [GRAPHIC OMITTED]
                                   LIGHTHOUSE

                              FLAHERTY & CRUMRINE
                             =====================
                             PREFERRED INCOME FUND

                                    QUARTERLY
                                     REPORT

                                 AUGUST 31, 2004

                        web site: www.preferredincome.com